Leases - Schedule of Lease Liability (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Lease Liability [Abstract]
2025	$ 999
2026	966
2027	484
Total undiscounted lease payments	2,449
Less - imputed interest	(253)
Present value of lease liabilities	$ 2,196